January 7, 2016

Keith O’Connell, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Quantitative Management Funds, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Diversified Small-Cap Growth Fund

 File Nos.: 333-26323/811-08203

Dear Mr. O’Connell:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned Fund’s sticker dated December 22, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of a change to the Funds name and its investment policy.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on December 22, 2015.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan